UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American Balanced Fund®
Investment portfolio

March 31, 2008
unaudited

Common stocks — 63.96%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 12.85%
Microsoft Corp.	41,150,000	$1,167,837
International Business Machines Corp.	9,640,000	1,109,950
Cisco Systems, Inc.[1]	33,557,000	808,388
Oracle Corp.[1]	38,500,000	753,060
Yahoo! Inc.[1]	24,209,000	700,366
Nokia Corp. (ADR)	21,413,200	681,582
Hewlett-Packard Co.	8,100,000	369,846
Intel Corp.	16,800,000	355,824
Google Inc., Class A1	660,000	290,710
QUALCOMM Inc.	6,000,000	246,000
Agilent Technologies, Inc.[1]	5,000,000	149,150
Dell Inc.[1]	6,000,000	119,520
Automatic Data Processing, Inc.	2,750,000	116,573
Intuit Inc.[1]	4,000,000	108,040
EMC Corp.[1]	7,500,000	107,550
Paychex, Inc.	2,500,000	85,650
Texas Instruments Inc.	3,000,000	84,810
Motorola, Inc.	6,000,000	55,800
Nortel Networks Corp. (CAD denominated)[1]	1,835,000	12,504
Nortel Networks Corp.[1]	700,000	4,683
		7,327,843

INDUSTRIALS — 9.79%
General Electric Co.	28,400,000	1,051,084
Northrop Grumman Corp.	8,735,000	679,670
FedEx Corp.	5,200,000	481,884
Caterpillar Inc.	5,500,000	430,595
United Parcel Service, Inc., Class B	4,900,000	357,798
United Technologies Corp.	4,630,000	318,637
Deere & Co.	3,945,795	317,400
Burlington Northern Santa Fe Corp.	3,000,000	276,660
Union Pacific Corp.	2,000,000	250,760
Illinois Tool Works Inc.	4,850,000	233,916
Parker Hannifin Corp.	3,000,000	207,810
Emerson Electric Co.	4,000,000	205,840
General Dynamics Corp.	2,100,000	175,077
Koninklijke Philips Electronics NV2	4,250,000	162,752
Tyco International Ltd.	3,460,000	152,413
Boeing Co.	2,000,000	148,740
European Aeronautic Defence and Space Co. EADS NV2	5,500,000	130,589
		5,581,625

FINANCIALS — 7.66%
Berkshire Hathaway Inc., Class A1	7,270	969,818
Wells Fargo & Co.	22,665,000	659,552
Bank of America Corp.	15,500,000	587,605
Citigroup Inc.	16,755,000	358,892
SunTrust Banks, Inc.	5,555,000	306,303
Fannie Mae	9,400,000	247,408
Wachovia Corp.	8,950,000	241,650
American International Group, Inc.	5,000,000	216,250
Allstate Corp.	4,100,000	197,046
Lincoln National Corp.	2,650,000	137,800
Marsh & McLennan Companies, Inc.	4,700,000	114,445
Chubb Corp.	2,300,000	113,804
Washington Mutual, Inc.	9,500,000	97,850
Freddie Mac	2,500,000	63,300
Société Générale[2]	550,000	53,772
		4,365,495

HEALTH CARE — 7.27%
Eli Lilly and Co.	12,702,000	655,296
Abbott Laboratories	8,500,000	468,775
Wyeth	8,600,000	359,136
Johnson & Johnson	5,200,000	337,324
Roche Holding AG2	1,558,422	293,462
Medtronic, Inc.	6,000,000	290,220
Pfizer Inc	13,700,000	286,741
Merck & Co., Inc.	7,227,200	274,272
UnitedHealth Group Inc.	7,300,000	250,828
Aetna Inc.	5,400,000	227,286
Bristol-Myers Squibb Co.	10,250,000	218,325
Amgen Inc.[1]	4,000,000	167,120
CIGNA Corp.	3,000,000	121,710
Stryker Corp.	1,800,000	117,090
AstraZeneca PLC (ADR)	2,000,000	75,980
		4,143,565

CONSUMER STAPLES — 6.84%
Wal-Mart Stores, Inc.	21,200,000	1,116,816
Walgreen Co.	17,650,000	672,289
Coca-Cola Co.	10,250,000	623,917
Philip Morris International Inc.[1]	10,350,000	523,503
Altria Group, Inc.	10,350,000	229,770
Avon Products, Inc.	5,700,000	225,378
Unilever NV (New York registered)	4,500,000	151,785
PepsiCo, Inc.	1,800,000	129,960
H.J. Heinz Co.	2,750,000	129,167
Anheuser-Busch Companies, Inc.	2,000,000	94,900
		3,897,485

ENERGY — 6.10%
Chevron Corp.	11,100,000	947,496
Exxon Mobil Corp.	6,100,000	515,938
Schlumberger Ltd.	5,750,000	500,250
Occidental Petroleum Corp.	6,150,000	449,996
Royal Dutch Shell PLC, Class A (ADR)	3,031,800	209,133
Royal Dutch Shell PLC, Class B (ADR)	1,600,000	107,808
EnCana Corp.	3,000,000	228,366
ConocoPhillips	2,600,000	198,146
TOTAL SA (ADR)	2,500,000	185,025
Marathon Oil Corp.	3,000,000	136,800
		3,478,958

CONSUMER DISCRETIONARY — 5.15%
Target Corp.	11,329,348	574,171
Time Warner Inc.	30,750,000	431,115
Kohl’s Corp.[1]	7,905,500	339,067
Lowe’s Companies, Inc.	14,200,000	325,748
News Corp., Class A	12,700,000	238,125
Best Buy Co., Inc.	5,100,000	211,446
Carnival Corp., units	4,916,100	199,004
Magna International Inc., Class A	1,750,000	126,263
Macy’s, Inc.	4,500,000	103,770
Carnival PLC[2]	2,555,000	102,374
Sony Corp.[2]	2,200,000	87,925
CBS Corp., Class B	3,605,400	79,607
Gannett Co., Inc.	2,400,000	69,720
Home Depot, Inc.	1,650,000	46,150
		2,934,485

TELECOMMUNICATION SERVICES — 2.98%
AT&T Inc.	22,262,500	852,654
Vodafone Group PLC[2]	113,312,500	339,255
Verizon Communications Inc.	8,000,000	291,600
Sprint Nextel Corp., Series 1	32,200,000	215,418
		1,698,927

MATERIALS — 2.93%
Alcoa Inc.	11,953,800	431,054
E.I. du Pont de Nemours and Co.	8,500,000	397,460
Weyerhaeuser Co.	4,590,000	298,534
Bayer AG, non-registered shares[2]	2,000,000	160,231
Rohm and Haas Co.	2,775,000	150,072
International Paper Co.	4,882,559	132,805
Dow Chemical Co.	2,800,000	103,180
		1,673,336

UTILITIES — 0.35%
Exelon Corp.	2,500,000	203,175

MISCELLANEOUS — 2.04%
Other common stocks in initial period of acquisition		1,163,823

Total common stocks (cost: $31,975,077,000)		36,468,717

		Market value
Preferred stocks — 0.51%	Shares	(000)

FINANCIALS — 0.37%
Fannie Mae, Series O, 7.00%[3,4]	600,000	$27,187
Fannie Mae, Series E, 5.10%	108,000	3,456
Sumitomo Mitsui Banking Corp. 6.078%[3,4]	38,556,000	30,421
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[4]	34,900,000	28,483
Bank of America Corp., Series K, 8.00% noncumulative[4]	19,000,000	19,055
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[2,3,4]	11,650,000	9,153
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[3,4]	7,725,000	7,758
XL Capital Ltd., Series E, 6.50%[4]	20,035,000	15,041
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[3]	370,000	11,331
Aspen Insurance Holdings Ltd. 7.401% noncumulative[4]	395,000	8,455
Freddie Mac, Series V, 5.57%	400,000	7,563
ING Capital Funding Trust III 8.439% noncumulative[4]	6,750,000	6,738
RBS Capital Trust I 4.709% noncumulative trust[4]	4,500,000	3,799
RBS Capital Trust IV 3.496% noncumulative trust[4]	4,700,000	2,884
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	300,000	6,447
BNP Paribas Capital Trust 9.003% noncumulative trust[3,4]	6,000,000	6,431
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up2,3,4	5,000,000	6,226
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[3,4]	5,500,000	5,532
CIT Group Inc., Series B, 5.189%	70,000	3,220
		209,180

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%[3,4]	10,000,000	7,057

MISCELLANEOUS — 0.13%
Other preferred stocks in initial period of acquisition		77,212

Total preferred stocks (cost: $329,692,000)		293,449

	Shares or
Convertible securities — 0.05%	principal amount

FINANCIALS — 0.05%
Countrywide Financial Corp., Series A, 0.758% convertible debentures 2037[3,4]	$25,000,000	22,250
Fannie Mae, Series 2004-1, 5.375% convertible preferred	120	7,740

Total convertible securities (cost: $33,503,000)		29,990

	Principal amount
Bonds & notes — 29.79%	(000)

CORPORATE BONDS & NOTES — 9.96%
FINANCIALS — 4.42%
Washington Mutual, Inc. 5.55% 2010	$15,000	13,357
Washington Mutual, Inc. 2.899% 2012[2,4]	17,000	13,345
Washington Mutual, Inc. 3.20% 2012[4]	20,000	15,625
Washington Mutual, Inc. 5.00% 2012	4,000	3,273
Washington Mutual Bank 3.49% 2013[4]	5,000	3,838
Washington Mutual Bank, FA, Series 16, 5.125% 2015[2]	17,500	13,475
Washington Mutual, Inc. 5.25% 2017[2]	17,175	13,397
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[2,3,4]	129,100	71,651
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[2,3,4]	25,900	14,634
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated)[3,4]	32,700	25,051
International Lease Finance Corp. 5.00% 2010	5,000	5,006
American General Finance Corp., Series J, 3.35% 2011[4]	10,000	9,473
International Lease Finance Corp. 5.00% 2012	10,000	9,687
International Lease Finance Corp., Series R, 5.40% 2012	7,500	7,404
International Lease Finance Corp., Series R, 5.625% 2013	10,000	9,803
American General Finance Corp., Series I, 5.85% 2013	2,500	2,472
International Lease Finance Corp. 5.875% 2013	12,100	12,015
International Lease Finance Corp., Series R, 5.65% 2014	16,000	15,384
American General Finance Corp., Series I, 5.40% 2015	7,500	6,838
American General Finance Corp., Series J, 6.50% 2017	30,500	29,263
American General Finance Corp., Series J, 6.90% 2017	25,820	25,277
ILFC E-Capital Trust II 6.25% 2065[3,4]	17,930	16,046
American International Group, Inc., Series A-1, 6.25% 2087[4]	7,790	6,329
Citigroup Inc. 4.125% 2010	20,000	19,817
Citigroup Inc. 5.125% 2011	15,000	15,101
Citigroup Inc. 6.125% 2017	16,000	16,005
Citigroup Capital XXI 8.30% 2057[4]	39,000	38,534
MBNA Global Capital Funding, Series B, 4.039% 2027[4]	18,000	15,065
BankAmerica Capital III, BankAmerica Corp., Series 3, 4.828% 2027[4]	22,500	17,064
Bank of America Corp. 6.50% 2037	37,200	37,320
Liberty Mutual Group Inc. 6.50% 2035[3]	19,845	18,190
Liberty Mutual Group Inc. 7.50% 2036[3]	25,350	24,082
Liberty Mutual Group Inc., Series A, 7.80% 2087[3]	5,000	4,226
Liberty Mutual Group Inc. 7.697% 2097[3]	21,140	19,904
CIT Group Inc. 4.00% 2008	4,000	3,928
CIT Group Inc. 6.875% 2009	11,500	9,852
CIT Group Inc. 3.524% 2011[4]	5,000	3,706
CIT Group Inc. 7.625% 2012	21,000	17,470
CIT Group Inc. 5.40% 2013	31,000	24,855
CIT Group Inc. 6.10% 2067[4]	5,000	2,231
J.P. Morgan Chase & Co. 4.891% 2015[4]	20,000	19,324
JPMorgan Chase Bank NA 5.875% 2016	5,000	5,130
JPMorgan Chase Capital XXI, Series U, 4.062% 2037[4]	10,000	7,408
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	15,400	14,113
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[4]	14,865	12,864
Wachovia Bank NA 6.60% 2038	61,750	57,390
Royal Bank of Scotland Group PLC 6.99% (undated)[3,4]	67,300	57,225
BNP Paribas 7.195% (undated)[3,4]	57,500	51,069
Capital One Bank 4.875% 2008	20,000	19,970
Capital One Financial Corp. 3.27% 2009[4]	15,000	13,595
Capital One Financial Corp. 6.15% 2016[2]	20,000	17,333
Lincoln National Corp. 5.65% 2012	10,250	10,461
Lincoln National Corp. 7.00% 2066[4]	43,583	40,025
UniCredito Italiano SpA 5.584% 2017[3,4]	40,000	40,458
UniCredito Italiano SpA 6.00% 2017[3]	10,000	9,924
PRICOA Global Funding I 4.20% 2010[3]	11,000	11,224
Prudential Financial, Inc., Series D, 5.50% 2016	14,000	14,084
Prudential Holdings, LLC, Series C, 8.695% 2023[3,5]	19,500	24,293
CNA Financial Corp. 5.85% 2014	25,000	24,770
CNA Financial Corp. 6.50% 2016	16,000	16,195
CNA Financial Corp. 7.25% 2023	8,000	8,176
Household Finance Corp. 4.125% 2009	12,000	11,819
Household Finance Corp. 6.75% 2011	5,000	5,191
Household Finance Corp. 6.375% 2012	13,000	13,180
HSBC Holdings PLC 6.50% 2037	17,200	16,368
Midland Bank 5.00% Eurodollar note (undated)[2,4]	4,000	2,500
Countrywide Financial Corp., Series B, 3.602% 2012[2,4]	15,000	12,525
Countrywide Financial Corp., Series B, 5.80% 2012	39,355	35,687
Kimco Realty Corp. 6.00% 2012	2,750	2,726
Kimco Realty Corp., Series C, 4.82% 2014	13,000	12,646
Kimco Realty Corp., Series C, 5.783% 2016	14,000	13,329
Kimco Realty Corp. 5.70% 2017	21,180	19,285
Developers Diversified Realty Corp. 3.875% 2009	16,500	16,256
Developers Diversified Realty Corp. 4.625% 2010	19,625	18,849
Developers Diversified Realty Corp. 5.50% 2015	13,000	11,566
Barclays Bank PLC 5.926% (undated)[2,3,4]	15,535	12,645
Barclays Bank PLC 7.434% (undated)[3,4]	35,440	32,094
Fifth Third Bancorp 8.25% 2038	9,000	9,197
Fifth Third Capital Trust IV 6.50% 2067[2,4]	50,500	35,098
Residential Capital Corp. 7.098% 2009[4]	20,000	11,500
Residential Capital Corp. 8.375% 2010[4]	51,685	26,230
Residential Capital, LLC 8.50% 2012[4]	12,290	6,084
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[3]	15,000	14,713
Westfield Group 5.70% 2016[3]	30,750	27,847
ERP Operating LP 4.75% 2009	6,730	6,722
ERP Operating LP 5.375% 2016	25,000	22,231
ERP Operating LP 5.75% 2017	12,000	10,947
New York Life Global Funding 3.875% 2009[3]	13,500	13,605
New York Life Global Funding 5.25% 2012[3]	25,000	26,132
Hospitality Properties Trust 6.85% 2012	2,000	1,886
Hospitality Properties Trust 6.75% 2013	14,720	14,487
Hospitality Properties Trust 6.30% 2016	6,500	5,766
Hospitality Properties Trust 6.70% 2018	20,100	17,247
Santander Issuances, SA Unipersonal 5.805% 2016[3,4]	20,000	19,861
Santander Perpetual, SA Unipersonal 6.671% (undated)[3,4]	15,400	13,902
Abbey National PLC 6.70% (undated)[4]	5,790	5,598
Hartford Financial Services Group, Inc. 6.30% 2018	9,000	9,034
Glen Meadow Pass Through Trust 6.505% 2067[2,3,4]	36,750	28,928
AXA SA 6.379% (undated)[3,4]	42,000	33,953
XL Capital Finance (Europe) PLC 6.50% 2012	3,015	2,847
Mangrove Bay Pass Through Trust 6.102% 2033[2,3,4]	57,885	28,943
PNC Funding Corp. 3.444% 2014[4]	15,000	14,122
PNC Funding Corp., Series II, 6.113% (undated)[2,3,4]	15,200	9,500
PNC Funding Corp., Series I, 6.517% (undated)[2,3,4]	12,000	8,100
iStar Financial, Inc. 5.375% 2010	8,250	6,520
iStar Financial, Inc. 6.05% 2015[2]	11,000	8,250
iStar Financial, Inc. 5.875% 2016[2]	20,000	14,500
Lehman Brothers Holdings Inc. 6.50% 2017[2]	14,500	14,339
Lehman Brothers Holdings Inc. 6.75% 2017[2]	13,650	13,639
Simon Property Group, LP 4.875% 2010	5,500	5,491
Simon Property Group, LP 5.375% 2011	5,000	4,966
Simon Property Group, LP 5.75% 2015	2,500	2,382
Simon Property Group, LP 5.875% 2017	15,165	14,398
Monumental Global Funding III 4.458% 2014[3,4]	29,000	27,063
ProLogis 5.50% 2012	15,000	15,050
ProLogis 5.625% 2015	13,030	11,911
US Bank National Assn. 4.40% 2008	25,000	25,095
Lazard Group LLC 7.125% 2015	25,500	24,837
Goldman Sachs Group, Inc. 6.15% 2018	24,000	24,009
QBE Capital Funding II LP 6.797% (undated)[3,4]	24,470	22,205
Allstate Corp., Series B, 6.125% 2067[4]	17,525	16,164
Allstate Corp., Series A, 6.50% 2067[4]	7,290	6,021
American Honda Finance Corp. 5.125% 2010[3]	20,500	21,490
Catlin Insurance Ltd. 7.249% (undated)[3,4]	25,135	21,012
Charles Schwab Corp., Series A, 6.375% 2017	10,000	10,010
Schwab Capital Trust I 7.50% 2037[4]	11,750	10,955
Capmark Financial Group, Inc. 5.875% 2012[3]	31,650	20,069
Capmark Financial Group, Inc. 6.30% 2017[3]	1,300	781
Standard Chartered Bank 6.40% 2017[3]	10,800	11,027
Standard Chartered PLC 6.409% (undated)[2,3,4]	12,400	9,729
ACE INA Holdings Inc. 5.875% 2014	20,000	20,688
ZFS Finance (USA) Trust V 6.50% 2067[3,4]	21,590	19,516
Nationwide Financial Services, Inc. 6.75% 2067[4]	21,950	18,319
Wells Fargo & Co. 4.375% 2013	18,250	18,176
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	18,000	17,772
HBOS PLC, Series B, 5.92% (undated)[3,4]	21,000	15,471
HBOS PLC 6.657% (undated)[3,4]	3,000	2,149
American Express Co. 6.15% 2017	10,000	9,971
American Express Co. 6.80% 2066[4]	7,500	7,063
Assurant, Inc. 5.625% 2014	15,320	15,066
Downey Financial Corp. 6.50% 2014	16,880	14,681
Lloyds TSB Group PLC 6.267% (undated)[3,4]	19,100	14,672
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[3]	14,000	14,028
Principal Life Insurance Co. 3.20% 2009	14,000	14,020
Zions Bancorporation 6.00% 2015	15,000	13,996
United Dominion Realty Trust, Inc. 6.50% 2009	7,375	7,539
United Dominion Realty Trust, Inc. 5.00% 2012	6,000	5,862
State Street Capital Trust IV 3.80% 2077[4]	16,000	12,042
SLM Corp., Series A, 3.95% 2008	7,500	7,403
SLM Corp., Series A, 4.50% 2010	5,500	4,515
Resona Bank, Ltd. 5.85% (undated)[2,3,4]	15,000	11,715
Chubb Corp. 6.375% 2037[4]	12,440	11,607
North Front Pass Through Trust 5.81% 2024[2,3,4]	10,000	8,000
Nationwide Mutual Insurance Co. 7.875% 2033[3]	3,425	3,470
Brandywine Operating Partnership, LP 5.75% 2012	5,250	4,879
Brandywine Operating Partnership, LP 5.70% 2017	8,025	6,522
Merrill Lynch & Co., Inc., Series C, 6.40% 2017	5,100	5,041
Merrill Lynch & Co., Inc. 6.11% 2037	6,550	5,192
Ambac Financial Group, Inc. 6.15% 2087[4]	25,350	9,662
Federal Realty Investment Trust 4.50% 2011	8,500	8,559
ING Groep NV 5.775% (undated)[2,4]	10,300	8,555
Sumitomo Mitsui Banking Corp. 5.625% (undated)[3,4]	10,000	8,471
Silicon Valley Bank 5.70% 2012	8,000	8,260
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[2,4]	12,975	7,785
City National Corp. 5.125% 2013	7,000	6,897
Credit Agricole SA 6.637% (undated)[3,4]	8,000	6,207
Loews Corp. 6.00% 2035	5,500	4,982
Genworth Financial, Inc. 6.15% 2066[4]	5,000	4,183
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[3,4]	4,000	4,059
Bank of Nova Scotia 3.056% 2085[2,4]	4,000	2,540
Den Norske CreditBank 3.375% (undated)[2,4]	3,000	1,995
Canadian Imperial Bank of Commerce 3.188% Eurodollar note 2085[2,4]	1,600	984
		2,520,597

CONSUMER DISCRETIONARY — 1.17%
Time Warner Inc. 3.30% 2009[4]	10,000	9,579
AOL Time Warner Inc. 6.875% 2012	49,750	51,404
Time Warner Inc. 5.875% 2016	12,000	11,430
AOL Time Warner Inc. 7.625% 2031	29,375	30,809
Time Warner Inc. 6.50% 2036	24,500	22,546
Comcast Cable Communications, Inc. 6.875% 2009	3,000	3,099
Comcast Corp. 5.45% 2010	25,000	25,777
Comcast Corp. 5.85% 2015	13,000	12,854
TCI Communications, Inc. 8.75% 2015	2,670	3,024
Comcast Corp. 6.45% 2037	16,500	15,598
Comcast Corp. 6.95% 2037	34,250	34,426
Target Corp. 6.00% 2018	16,350	16,768
Target Corp. 6.50% 2037	15,000	14,550
Target Corp. 7.00% 2038	27,500	28,356
Cox Communications, Inc. 4.625% 2010	25,000	25,023
Cox Communications, Inc. 7.75% 2010	15,000	16,125
Cox Communications, Inc. 5.45% 2014	15,500	15,281
Toll Brothers Finance Corp. 5.95% 2013	2,760	2,651
Toll Brothers, Inc. 4.95% 2014	39,442	36,151
Toll Brothers, Inc. 5.15% 2015	9,890	8,958
Viacom Inc. 5.75% 2011	47,000	47,533
News America Holdings Inc. 9.25% 2013	17,500	20,328
News America Inc. 5.30% 2014	8,750	8,763
News America Inc. 6.65% 2037[3]	17,500	17,706
Federated Retail Holdings, Inc. 5.90% 2016	31,890	28,389
Federated Retail Holdings, Inc. 6.375% 2037	12,025	9,549
DaimlerChrysler North America Holding Corp. 7.75% 2011	7,930	8,533
DaimlerChrysler North America Holding Corp. 6.50% 2013	14,155	14,938
Omnicom Group Inc. 5.90% 2016	20,000	19,905
Johnson Controls, Inc. 5.50% 2016	18,000	18,373
McGraw-Hill Companies, Inc. 5.375% 2012	16,000	16,347
Seminole Tribe of Florida 5.798% 2013[3,5]	13,140	13,706
ERAC USA Finance Co. 7.00% 2037[3]	15,000	12,365
D.R. Horton, Inc. 5.625% 2014	4,250	3,634
D.R. Horton, Inc. 6.50% 2016	9,059	8,108
Chancellor Media Corp. of Los Angeles 8.00% 2008	9,500	9,806
Marriott International, Inc., Series J, 5.625% 2013	10,000	9,663
J.C. Penney Corp., Inc. 5.75% 2018	10,400	9,620
Ryland Group, Inc. 5.375% 2012	2,750	2,488
Harrah’s Operating Co., Inc. 6.50% 2016	3,500	2,091
Time Warner Cable Inc. 5.85% 2017	1,500	1,438
		667,692

TELECOMMUNICATION SERVICES — 1.12%
SBC Communications Inc. 4.125% 2009	10,000	10,059
SBC Communications Inc. 6.25% 2011	15,000	15,716
AT&T Wireless Services, Inc. 7.875% 2011	12,170	13,246
AT&T Wireless Services, Inc. 8.125% 2012	28,230	31,620
AT&T Inc. 4.95% 2013	16,250	16,322
SBC Communications Inc. 5.10% 2014	15,000	14,922
SBC Communications Inc. 5.625% 2016	49,300	49,520
BellSouth Capital Funding Corp. 7.875% 2030	51,500	57,070
AT&T Corp. 8.00% 2031[4]	15,000	17,578
SBC Communications Inc. 6.45% 2034	40,000	39,213
AT&T Inc. 6.50% 2037	17,010	16,881
AT&T Inc. 6.30% 2038	12,040	11,680
Verizon Global Funding Corp. 7.25% 2010	30,000	32,239
Verizon Communications Inc. 5.50% 2017	19,000	18,755
Verizon Global Funding Corp. 7.75% 2030	9,395	10,236
Verizon Communications Inc. 6.25% 2037	50,000	47,888
Verizon Communications Inc. 6.40% 2038	12,195	11,912
Nextel Communications, Inc., Series E, 6.875% 2013	54,913	43,413
Nextel Communications, Inc., Series D, 7.375% 2015	35,092	27,039
Sprint Capital Corp. 8.75% 2032	31,500	26,677
Telecom Italia Capital SA 5.25% 2015	38,425	34,962
Telecom Italia Capital SA 7.20% 2036	16,000	15,155
British Telecommunications PLC 5.15% 2013	16,250	16,030
British Telecommunications PLC 5.95% 2018	19,500	18,929
Vodafone Group PLC 6.15% 2037	18,000	16,832
Singapore Telecommunications Ltd. 6.375% 2011[3]	10,000	10,818
CenturyTel, Inc., Series N, 6.00% 2017	9,500	9,146
Embarq Corp. 6.738% 2013	7,500	7,260
		641,118

INDUSTRIALS — 0.90%
General Electric Co. 5.00% 2013	20,000	20,739
General Electric Co. 5.25% 2017	24,250	24,262
General Electric Capital Corp., Series A, 3.432% 2018[4]	10,000	9,375
General Electric Capital Corp., Series A, 3.475% 2026[4]	40,000	33,385
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[5]	5,000	4,880
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[5]	3,085	3,073
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[5]	300	298
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[5]	19,791	18,405
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	10,123	9,991
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	5,021	4,833
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	12,252	11,812
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[5]	1,644	1,622
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	8,602	8,280
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[5]	9,045	7,779
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[5]	15,140	15,183
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[5]	29,550	29,601
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[5]	19,152	19,081
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[3,5]	25,541	27,510
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[3,5]	17,700	18,243
Union Pacific Corp. 5.75% 2017	13,325	13,516
Union Pacific Corp. 5.70% 2018	29,150	29,037
Hutchison Whampoa International Ltd. 6.50% 2013[3]	31,500	32,122
CSX Corp. 5.75% 2013	15,450	15,652
CSX Corp. 6.25% 2015	15,500	15,740
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[5]	5,655	5,409
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[5]	5,085	5,027
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[5]	3,000	2,880
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[5]	13,650	13,675
Koninklijke Philips Electronics NV 5.75% 2018	23,500	23,989
John Deere Capital Corp., Series D, 3.75% 2009	12,000	12,044
John Deere Capital Corp., Series D, 4.125% 2010	10,000	10,168
Raytheon Co. 4.85% 2011	20,000	20,621
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[5]	412	411
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[5]	1,217	1,204
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[2,5]	14,777	13,669
Atlas Copco AB 5.60% 2017[3]	14,000	13,994
Caterpillar Financial Services Corp. 5.45% 2018	10,400	10,600
BNSF Funding Trust I 6.613% 2055[4]	6,175	5,623
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[3,5]	1,447	1,579
		515,312

ENERGY — 0.71%
Kinder Morgan Energy Partners LP 6.00% 2017	41,610	41,479
Kinder Morgan Energy Partners LP 6.50% 2037	10,000	9,307
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3,5]	4,930	4,961
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,5]	22,000	21,562
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,5]	20,000	18,263
Gaz Capital SA 6.51% 2022[3]	27,495	24,574
Gaz Capital SA, Series 9, 6.51% 2022	20,000	17,875
Enbridge Energy Partners, LP 6.50% 2018[3]	12,250	12,185
Enbridge Energy Partners, LP 7.50% 2038[3]	12,250	12,215
Enbridge Energy Partners, LP 8.05% 2067[4]	17,520	16,153
TransCanada PipeLines Ltd. 6.35% 2067[4]	44,785	39,650
Enterprise Products Operating LLC 6.30% 2017	13,000	13,087
Enterprise Products Operating LP 6.875% 2033	25,000	24,909
Canadian Natural Resources Ltd. 5.70% 2017	32,700	33,127
Williams Companies, Inc. 7.875% 2021	15,850	17,257
Williams Companies, Inc. 8.75% 2032	6,025	6,989
Husky Energy Inc. 6.80% 2037	18,375	18,733
XTO Energy Inc. 6.25% 2017	14,500	15,486
Sunoco, Inc. 4.875% 2014	15,000	14,967
Devon Financing Corp. ULC 7.875% 2031	9,305	11,467
Marathon Oil Corp. 6.00% 2017	6,000	6,097
Marathon Oil Corp. 6.60% 2037	4,500	4,485
Enbridge Inc. 5.60% 2017	10,000	10,067
Polar Tankers, Inc. 5.951% 2037[3,5]	6,685	6,521
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[3,5]	5,750	5,730
		407,146

UTILITIES — 0.62%
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	18,000	17,681
MidAmerican Energy Holdings Co. 5.75% 2018[3]	15,300	15,480
MidAmerican Energy Holdings Co. 6.125% 2036	25,375	24,606
MidAmerican Energy Holdings Co. 6.50% 2037	5,000	5,027
Exelon Corp. 4.45% 2010	20,000	20,216
Exelon Generation Co., LLC 6.95% 2011	15,270	16,212
Commonwealth Edison Co., First Mortgage Bonds, Series 106, 6.15% 2017	10,000	10,284
Exelon Generation Co., LLC 6.20% 2017	7,000	6,948
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-B, 3.212% 2009[4]	15,000	14,486
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	16,000	16,199
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	9,500	9,479
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	20,000	19,670
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[3]	15,350	15,258
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	14,000	12,635
Alabama Power Co., Series FF, 5.20% 2016	24,000	24,143
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	9,600	9,610
National Rural Utilities Cooperative Finance Corp. 8.00% 2032	10,000	11,527
Appalachian Power Co., Series G, 3.60% 2008	9,000	8,995
Appalachian Power Co., Series M, 5.55% 2011	7,800	7,963
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	15,000	15,449
Consolidated Edison Co. of New York, Inc., Series 2004-C, 4.70% 2009	15,000	15,226
PSEG Power LLC 3.75% 2009	14,700	14,580
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,500	3,594
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	10,550
SP PowerAssets Ltd. 3.80% 2008[3]	11,500	11,532
Kern River Funding Corp. 4.893% 2018[3,5]	5,423	5,535
Constellation Energy Group, Inc. 6.125% 2009	5,000	5,137
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,5]	4,453	4,605
		352,627

HEALTH CARE — 0.55%
Cardinal Health, Inc. 5.499% 2009[4]	23,000	22,400
Cardinal Health, Inc. 4.00% 2015	50,000	46,157
Cardinal Health, Inc. 5.80% 2016	27,500	27,674
Cardinal Health, Inc. 5.85% 2017	3,575	3,586
UnitedHealth Group Inc. 6.00% 2017	30,000	29,365
UnitedHealth Group Inc. 6.00% 2018	35,000	34,346
UnitedHealth Group Inc. 6.875% 2038	17,500	16,772
AstraZeneca PLC 5.40% 2012	15,250	16,104
AstraZeneca PLC 5.90% 2017	25,000	26,475
Hospira, Inc. 3.176% 2010[4]	10,000	9,730
Hospira, Inc. 5.55% 2012	14,120	14,608
Hospira, Inc. 6.05% 2017	6,700	6,652
Coventry Health Care, Inc. 6.30% 2014	16,500	16,597
Humana Inc. 6.45% 2016	14,200	14,419
Biogen Idec Inc. 6.00% 2013	13,500	13,674
Abbott Laboratories 5.875% 2016	7,670	8,189
Abbott Laboratories 5.60% 2017	2,005	2,101
Aetna Inc. 5.75% 2011	3,500	3,670
		312,519

INFORMATION TECHNOLOGY — 0.19%
Electronic Data Systems Corp., Series B, 6.50% 2013[4]	46,500	46,141
Electronic Data Systems Corp. 7.45% 2029	16,594	15,736
Hewlett-Packard Co. 4.50% 2013	20,000	20,312
Cisco Systems, Inc. 5.25% 2011	13,000	13,580
Western Union Co. 5.93% 2016	10,000	9,944
		105,713

MATERIALS — 0.16%
C8 Capital (SPV) Ltd. 6.64% (undated)[3,4]	25,910	23,986
C10 Capital (SPV) Ltd. 6.722% (undated)[3,4]	22,630	20,981
Stora Enso Oyj 7.25% 2036[3]	24,000	19,009
United States Steel Corp. 7.00% 2018	12,085	11,825
Alcoa Inc. 5.55% 2017	10,000	9,758
SCA Coordination Center NV 4.50% 2015[3]	6,750	6,270
		91,829

CONSUMER STAPLES — 0.12%
CVS Corp. 6.036% 2028[3,5]	7,615	7,276
CVS Caremark Corp. 6.943% 2030[2,3,5]	12,962	13,104
Tyson Foods, Inc. 6.85% 2016[4]	16,795	16,899
Kroger Co. 6.40% 2017	15,150	16,017
Kraft Foods Inc. 6.875% 2038	13,000	12,833
		66,129

Total corporate bonds & notes		5,680,682

MORTGAGE-BACKED OBLIGATIONS[5] — 9.92%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	52,930	57,984
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	45,000	48,087
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	16,000	16,548
Fannie Mae 4.89% 2012	30,000	30,747
Fannie Mae 4.00% 2015	21,768	21,773
Fannie Mae 5.00% 2018	3,626	3,689
Fannie Mae 5.00% 2018	2,035	2,070
Fannie Mae 11.00% 2018	489	569
Fannie Mae 5.50% 2019	3,306	3,401
Fannie Mae 5.50% 2020	46,465	47,636
Fannie Mae 11.00% 2020	158	175
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	16,778	16,760
Fannie Mae 10.50% 2022	308	350
Fannie Mae, Series 2001-4, Class NA, 11.89% 2025[4]	450	503
Fannie Mae 6.00% 2026	22,501	23,174
Fannie Mae 6.00% 2027	20,337	20,895
Fannie Mae 8.50% 2027	93	103
Fannie Mae 8.50% 2027	71	78
Fannie Mae 8.50% 2027	41	45
Fannie Mae 8.50% 2027	33	36
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,067	1,161
Fannie Mae 7.50% 2030	241	261
Fannie Mae 7.50% 2030	54	59
Fannie Mae 7.50% 2031	259	281
Fannie Mae 7.50% 2031	187	202
Fannie Mae, Series 2001-20, Class D, 11.073% 2031[4]	117	133
Fannie Mae 5.50% 2032	4,019	4,095
Fannie Mae 5.50% 2033	121,350	123,142
Fannie Mae 5.50% 2033	47,133	47,829
Fannie Mae 5.50% 2033	35,665	36,192
Fannie Mae 5.50% 2033	26,589	26,982
Fannie Mae 5.50% 2033	4,461	4,527
Fannie Mae 5.50% 2035	22,648	22,932
Fannie Mae 5.50% 2035	16,031	16,267
Fannie Mae 6.50% 2035	19,074	19,923
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	7,156	5,543
Fannie Mae 5.50% 2036	33,658	34,029
Fannie Mae 5.50% 2036	4,198	4,246
Fannie Mae 5.50% 2036	3,962	4,006
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	18,230	18,857
Fannie Mae 6.00% 2036	8,782	9,005
Fannie Mae 6.50% 2036	15,476	15,947
Fannie Mae 5.684% 2037[4]	31,342	32,068
Fannie Mae 6.00% 2037	126,051	129,257
Fannie Mae 6.00% 2037[2]	27,641	27,865
Fannie Mae 6.50% 2037	71,288	73,457
Fannie Mae 6.50% 2037	27,773	28,618
Fannie Mae 6.50% 2037	11,431	11,853
Fannie Mae 6.50% 2037	4,744	4,889
Fannie Mae 6.50% 2037	3,141	3,237
Fannie Mae 7.00% 2037	49,969	52,500
Fannie Mae 7.00% 2037	50,359	52,406
Fannie Mae 7.00% 2037	18,786	19,550
Fannie Mae 7.00% 2037	14,306	14,887
Fannie Mae 7.00% 2037	13,893	14,458
Fannie Mae 7.00% 2037	9,826	10,226
Fannie Mae 7.00% 2037	6,403	6,663
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	749	803
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	680	718
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	945	1,015
Fannie Mae 6.50% 2047	10,029	10,293
Fannie Mae 6.50% 2047	5,813	5,967
Fannie Mae 6.50% 2047	4,407	4,523
Fannie Mae 6.50% 2047	3,664	3,761
Fannie Mae 6.50% 2047	3,254	3,339
Fannie Mae 6.50% 2047	2,768	2,841
Fannie Mae 6.50% 2047	1,430	1,467
Fannie Mae 7.00% 2047	8,128	8,443
Fannie Mae 7.00% 2047	4,832	5,019
Fannie Mae 7.00% 2047	3,711	3,855
Fannie Mae 7.00% 2047	3,370	3,500
Fannie Mae 7.00% 2047	3,026	3,143
Fannie Mae 7.00% 2047	2,769	2,876
Fannie Mae 7.00% 2047	1,781	1,850
Fannie Mae 7.00% 2047	1,555	1,616
Fannie Mae 7.00% 2047	711	738
Fannie Mae 7.00% 2047	410	426
Freddie Mac, Series 2310, Class B, 9.89% 2015[4]	173	178
Freddie Mac 10.00% 2018	410	470
Freddie Mac 8.50% 2020	277	301
Freddie Mac 8.50% 2020	23	25
Freddie Mac 6.00% 2026	26,710	27,522
Freddie Mac 6.00% 2026	19,405	19,995
Freddie Mac 6.00% 2026	15,006	15,462
Freddie Mac 6.50% 2027	5,460	5,663
Freddie Mac 6.50% 2027	2,199	2,281
Freddie Mac 6.50% 2027	1,626	1,687
Freddie Mac 6.50% 2028	4,584	4,755
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	3,854	4,079
Freddie Mac, Series 3061, Class PN, 5.50% 2035	16,681	17,206
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	20,531	15,957
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	14,549	11,807
Freddie Mac, Series 3233, Class PA, 6.00% 2036	35,504	36,919
Freddie Mac 5.438% 2037[4]	12,129	12,345
Freddie Mac, Series 3318, Class JT, 5.50% 2037	34,782	35,521
Freddie Mac 5.50% 2037	30,000	30,318
Freddie Mac, Series 3312, Class PA, 5.50% 2037	25,948	26,440
Freddie Mac 5.666% 2037[4]	5,000	5,091
Freddie Mac 5.724% 2037[4]	9,487	9,711
Freddie Mac 6.00% 2037	424,255	435,477
Freddie Mac 6.00% 2037	52,519	53,912
Freddie Mac 6.00% 2037	45,616	46,823
Freddie Mac, Series 3272, Class PA, 6.00% 2037	28,052	29,141
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	3,587	3,465
Countrywide Alternative Loan Trust, Series 2005-20CB, Class 4-A-1, 5.25% 2020[2]	30,080	28,426
Countrywide Alternative Loan Trust, Series 2006-J3, Class 3-A-1, 5.50% 2021	19,984	17,827
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1-A-1, 6.00% 2034	10,740	9,295
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	54,090	50,581
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	21,427	18,807
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	17,330	16,346
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	16,666	16,174
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	14,173	13,790
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.522% 2035[4]	12,790	8,775
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	15,408	13,181
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	24,773	21,705
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	21,076	18,877
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	11,485	9,939
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	7,907	6,905
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	12,760	11,801
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1-A-9, 5.75% 2037	13,526	11,465
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.877% 2047[4]	36,441	25,508
CS First Boston Mortgage Securities Corp., Series 2003-23, Class VII-A-1, 5.00% 2018[2]	4,963	4,933
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	11,731	10,520
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[2]	1,889	1,794
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	1,686	1,602
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,980	1,734
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	2,737	2,600
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	23,581	23,549
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	7,774	6,728
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	31	31
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	34,900	35,525
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035[2]	16,636	15,658
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	40,122	40,998
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[2,3]	18,057	12,489
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	17,585	17,340
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	20,675	21,154
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	16,045	16,618
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	13,200	12,590
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	10,000	9,846
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	13,000	13,029
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	5,000	4,783
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[4]	30,875	30,124
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	928	928
Residential Accredit Loans, Inc., Series 2003-QS14, Class A-1, 5.00% 2018	7,605	7,347
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019[2]	15,194	14,968
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	25,176	21,670
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034[2]	35,189	28,855
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035	31,607	28,912
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	53,165	51,079
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.251% 2036[4]	25,398	19,108
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	47,324	41,020
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037[2]	26,256	18,379
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037	6,472	6,400
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	10,402	10,258
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	2,263	2,232
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[4]	63,000	61,254
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	10,680	10,524
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	8,978	8,702
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	15,000	14,825
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	25,000	23,862
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	5,000	4,833
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[4]	20,375	20,378
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	34,265	33,928
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	19,916	19,178
Wells Fargo Mortgage-backed Securities Trust, Series 2005-13, Class A-1, 5.00% 2020	49,739	48,583
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	19,378	18,927
Wells Fargo Mortgage-backed Securities Trust, Series 2003-B, Class A-1, 4.15% 2033[4]	3,341	3,244
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	32,414	32,395
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.11% 2035[4]	30,000	29,221
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.654% 2036[4]	35,371	34,763
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.918% 2036[4]	109,847	80,996
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.924% 2036[4]	23,914	19,399
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[4]	46,705	36,549
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.961% 2037[4]	21,385	13,745
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	3,000	2,979
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 2045[4]	24,730	24,346
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045[4]	65,575	64,687
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	34,140	33,571
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	32,750	31,318
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	26,572	26,394
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[4]	50,455	49,196
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	83,909	86,017
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class F, 7.843% 2036[4]	4,000	4,147
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A-2, 5.389% 2038	2,874	2,877
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	65,800	64,562
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[2,3]	10,200	9,795
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[3]	7,550	7,185
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[3]	10,000	9,052
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.683% 2034[2,4]	40,490	39,020
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 4-A-1, 5.50% 2035[2]	35,832	29,680
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.638% 2037[4]	28,049	20,637
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-4, 6.186% 2035	4,350	4,423
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	43,217	44,286
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041	7,860	7,823
Banc of America Commercial Mortgage Inc., Series 2005-4, Class A-2, 4.764% 2045	23,175	22,692
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	66,834	58,700
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037[2]	24,902	19,921
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2,3]	18,300	17,045
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[2,3]	20,000	19,454
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[3]	12,000	10,746
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2,3]	32,200	27,013
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	19,500	19,974
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	52,398	53,588
Chase Mortgage Finance Trust, Series 2003-S9, Class A-1, 5.00% 2018	41,428	40,465
Chase Mortgage Finance Trust, Series 2003-S4, Class II-A-1, 5.00% 2018	31,079	30,357
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[2,3]	22,800	22,355
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[2,3]	31,000	30,389
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[3]	15,000	14,280
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.122% 2033[4]	3,167	3,114
Bear Stearns ARM Trust, Series 2003-9, Class III-A-3, 4.338% 2034[4]	20,615	20,000
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.963% 2034[4]	13,869	13,535
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[4]	20,000	18,306
Bear Stearns ARM Trust, Series 2006-4, Class II-A-1, 5.795% 2036[4]	15,319	12,001
Structured Asset Securities Corp., Series 2004-15, Class 2-A-1, 4.75% 2019	60,754	59,914
Structured Asset Securities Corp., Series 2004-3, Class 3-A-1, 5.50% 2019	5,484	5,413
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.503% 2027[3,4]	1,119	1,116
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	8,586	8,433
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	13,205	13,538
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	38,000	37,489
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	4,000	4,229
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	39,825	36,815
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	17,217	17,134
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	40,270	38,736
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	19,310	17,617
CHL Mortgage Pass-Through Trust, Series 2003-J1, Class 3-A-1, 5.00% 2018	16,369	15,731
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.556% 2033[4]	2,409	2,186
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.847% 2033[4]	10,152	8,722
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.61% 2035[4]	26,127	18,495
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.923% 2036[4]	14,848	10,521
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	27,726	26,878
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	25,949	24,613
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2,3]	16,250	16,159
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[2,3]	4,000	3,785
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[3]	27,350	26,977
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[2,3]	2,000	1,909
GSR Mortgage Loan Trust, Series 2004-6F, Class IVA-1, 5.00% 2019	31,814	31,074
GSR Mortgage Loan Trust, Series 2004-2F, Class XIIIA-1, 5.00% 2019	8,098	8,052
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	8,179	8,074
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	22,935	22,988
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	386	385
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	22,664	23,468
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	12,325	12,254
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.74% 2036[2,4]	40,000	34,000
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-1, 5.00% 2018	6,403	6,254
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	3,946	3,857
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.873% 2037[4]	34,698	25,901
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 2.859% 2045[4]	12,308	9,935
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[4]	57,031	42,766
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.838% 2036[2,4]	13,402	11,104
IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 6-A-1, 5.88% 2036[4]	23,417	17,403
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.366% 2036[4]	15,826	12,039
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037[2]	13,291	9,304
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037[2]	37,913	26,539
Nationwide Building Society, Series 2007-2, 5.50% 2012[3]	32,500	35,298
Bank of America 5.50% 2012[3]	32,500	35,011
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	10,000	9,833
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	25,202	24,705
Lehman Mortgage Trust, Series 2005-1, Class 6-A1, 5.00% 2020	5,646	5,515
Lehman Mortgage Trust, Series 2006-2, Class 4-A1, 5.00% 2036	13,973	13,893
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	15,669	13,831
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-4, 4.623% 2041	21,190	20,183
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-M, 5.725% (undated)[4]	13,000	12,154
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	31,940	31,138
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	25,000	24,467
Washington Mutual Mortgage, WMALT Series 2005-AR1, Class A-1-A, 2.859% 2035[4]	10,498	8,260
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	17,539	15,179
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.926% 2036[4]	29,970	20,979
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3]	20,960	20,332
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-2, 6.09% 2034	814	813
Morgan Stanley Dean Witter Capital I Trust, Series 2000-PRIN, Class C, 7.742% 2034[4]	7,435	8,393
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	6,945	7,004
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	2,020	1,975
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	3,670	3,823
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-4, 6.462% 2031	13,185	13,534
Citicorp Mortgage Securities, Inc., Series 2005-5, Class II-A-3, 5.00% 2020	16,948	16,681
Prudential Mortgage Capital Funding, LLC, Series ROCK 2001-C1, Class A-2, 6.605% 2034	15,555	16,015
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	4,993	5,016
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 6.141% 2034	8,810	8,988
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	8,065	8,103
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033[2,3]	4,399	4,047
Banc of America Alternative Loan Trust, Series 2005-2, Class 3-A-1, 5.00% 2020	11,066	10,864
Meristar Commercial Mortgage Trust, Series 1999-C1, Class A-1, 7.28% 2016[3]	2,289	2,328
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[3]	7,750	8,036
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.113% 2030[4]	10,000	10,055
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	10,020	8,577
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044[4]	8,615	8,515
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.636% 2036[4]	7,388	7,089
Residential Funding Corp., Series 2003-RM2, Class A-II, 5.00% 2018	7,213	7,045
MASTR Asset Securitization Trust, Series 2003-9, Class 1-A-1, 5.00% 2018	6,951	6,789
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	5,320	5,449
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.881% 2036[4]	7,243	5,013
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[4]	4,878	4,659
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 2015[3]	3,718	3,940
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 3.336% 2045[4]	4,952	3,935
ABN AMRO Mortgage Corp., Series 2003-9, Class A-1, 4.50% 2018	3,742	3,603
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	3,442	3,466
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	3,000	3,093
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,524	3,001
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[3]	2,193	2,250
Government National Mortgage Assn. 9.00% 2009	142	142
Government National Mortgage Assn. 10.00% 2020	352	409
Government National Mortgage Assn. 10.00% 2021	652	761
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	1,167	1,164
Morgan Stanley Capital I Trust, Series 2003-IQ5, Class C, 5.324% 2038[4]	1,200	1,017
		5,654,536

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 7.85%
U.S. Treasury 4.75% 2008	20,000	20,419
U.S. Treasury 5.625% 2008	250,000	251,348
U.S. Treasury 3.625% 2009	20,000	20,545
U.S. Treasury 3.875% 2009[2,6]	772,122	800,296
U.S. Treasury 4.50% 2009	50,000	51,598
U.S. Treasury 0.875% 2010[2,6]	22,280	22,813
U.S. Treasury 3.50% 2011[2,6]	30,315	33,546
U.S. Treasury 4.625% 2011	248,000	270,980
U.S. Treasury 5.00% 2011	25,000	27,297
U.S. Treasury 3.00% 2012[2,6]	60,450	67,748
U.S. Treasury 3.375% 2012[2,6]	71,314	80,307
U.S. Treasury 4.25% 2012	376,600	407,199
U.S. Treasury 3.625% 2013	60,000	63,370
U.S. Treasury 4.25% 2013	773,835	842,451
U.S. Treasury 9.25% 2016	55,000	78,409
U.S. Treasury 4.625% 2017	73,580	80,777
U.S. Treasury 8.875% 2017	110,000	156,698
U.S. Treasury 7.875% 2021	34,000	47,239
U.S. Treasury 6.25% 2023	88,500	109,352
U.S. Treasury 2.375% 2025[2,6]	55,982	60,859
U.S. Treasury 6.875% 2025	104,750	138,564
U.S. Treasury 6.00% 2026	42,000	51,023
U.S. Treasury 5.25% 2029	15,000	16,938
U.S. Treasury 4.50% 2036	30,465	31,484
Federal Home Loan Bank 5.125% 2013	150,000	162,416
Federal Home Loan Bank 5.625% 2016	144,800	150,983
Freddie Mac 4.875% 2008	14,575	14,752
Freddie Mac 5.25% 2011	160,000	172,059
Federal Agricultural Mortgage Corp. 4.25% 2008	64,500	64,970
Federal Agricultural Mortgage Corp. 4.875% 2011[3]	40,000	42,379
Federal Agricultural Mortgage Corp. 5.50% 2011[3]	7,000	7,505
Fannie Mae 5.25% 2012	100,000	104,482
CoBank ACB 3.40% 2022[3,4]	23,425	17,902
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[5]	7,746	8,095
		4,476,803

ASSET-BACKED OBLIGATIONS[5] — 1.98%
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	16,237	16,107
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[3]	18,332	18,241
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[3]	47,500	47,448
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[3]	18,750	17,774
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	20,880	17,627
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	20,000	19,547
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	14,225	13,202
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	15,000	14,888
World Omni Auto Receivables Trust, Series 2006-B, Class A-4, 5.12% 2012	62,000	62,523
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[3]	3,900	3,901
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[3]	8,000	7,330
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2,3]	49,500	45,045
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010[3]	2,259	2,213
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[3]	3,020	2,959
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[3]	17,664	17,719
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[3]	9,000	8,961
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[3]	9,000	8,279
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[3]	15,864	14,818
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	10,000	5,110
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-6, FGIC insured, 5.582% 2034[4]	34,977	20,401
New Century Home Equity Loan Trust, Series 2006-2, Class A-2-b, 2.759% 2036[4]	19,000	16,573
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[3]	25,000	24,281
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 2.868% 2015[3,4]	15,000	13,891
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	36,750	35,022
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[2,3]	36,230	32,942
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[3]	31,050	31,615
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[4]	30,288	29,600
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[4]	13,000	9,469
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[2,4]	10,000	6,800
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[4]	24,000	12,172
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[3]	29,550	27,254
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	25,500	25,488
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	24,000	24,473
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	10,442	10,198
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	14,000	13,674
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	23,379	22,937
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	6,058	6,084
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	16,076	16,626
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	6,710	6,694
Residential Asset Securities Corp. Trust, Series 2004-KS9, Class A-I-4, FGIC insured, 4.61% 2032	10,000	8,180
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 3.199% 2033[2,4]	175	140
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	7,551	7,049
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 2.749% 2036[4]	20,000	13,084
Securitized Asset-backed Receivables LLC Trust, Series 2006-NC3, Class A-2B, 2.749% 2036[4]	10,000	7,430
Honda Auto Receivables Owner Trust, Series 2005-4, Class A-4, 4.60% 2010	20,000	20,130
American Express Credit Account Master Trust, Series 2005-5, Class A, 2.858% 2013[4]	19,500	19,116
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	19,125	18,979
Providian Master Note Trust, Series 2006-B1A, Class B-1, 5.35% 2013[3]	19,235	18,300
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015[2]	17,000	17,075
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[3]	17,000	17,013
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[3]	16,755	16,980
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF-2, 5.721% 2037[4]	18,000	16,834
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class M-1, 3.149% 2034[2,4]	23,407	16,385
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[4]	7,540	6,898
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	8,570	7,936
Advanta Business Card Master Trust, Series 2005-A3, Class A, 4.70% 2011	14,250	14,174
CWABS Asset-backed Certificates Trust, Series 2007-10, Class 2-A-2, 2.719% 2047[4]	15,000	13,545
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-4, FGIC insured, 2.868% 2014[4]	15,000	12,698
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 3.099% 2034[4]	15,178	12,458
Chase Credit Card Owner Trust, Series 2003-4, Class B, 3.468% 2016[4]	14,000	11,773
Drivetime Auto Owner Trust, Series 2005-C, Class A-3, MBIA insured, 5.006% 2011[3,4]	11,790	11,571
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	12,500	11,565
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 3.118% 2019[2,3,4]	13,170	11,491
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 3.129% 2034[2,4]	14,117	10,446
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[3]	12,217	10,256
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, 2.968% 2037[4]	13,678	9,568
Structured Asset Securities Corp., Series 2007-BC3, Class 2-A2, 2.739% 2047[4]	10,800	8,945
Option One Mortgage Loan Trust, Series 2006-3, Class II-A-2, 2.699% 2037[4]	10,000	8,533
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 2034[4]	10,000	8,514
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class B, 3.318% 2013[4]	7,000	6,767
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[3]	6,507	6,242
Home Equity Asset Trust, Series 2004-2, Class M-1, 3.129% 2034[4]	7,984	5,680
GSAA Home Equity Trust, Series 2006-7, Class AF-5A, 6.205% 2046[4]	5,125	4,622
CWABS, Inc., Series 2004-BC1, Class M-1, 3.099% 2034[2,4]	5,581	3,683
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[4]	3,000	2,679
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 3.399% 2034[4]	1,823	1,384
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 3.499% 2034[2,4]	1,746	1,013
Home Equity Mortgage Trust, Series 2006-3, Class A-1, 5.472% 2036[2,4]	3,473	1,910
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023[2]	1,613	1,537
		1,132,469

MUNICIPALS — 0.04%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	18,366	17,867
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	3,464	3,425
		21,292

MISCELLANEOUS — 0.04%
Other bonds & notes in initial period of acquisition		20,973

Total bonds & notes (cost: $17,541,487,000)		16,986,755

	Principal amount	Market value
Short-term securities — 5.35%	(000)	(000)

Federal Home Loan Bank 1.73%–4.24% due 4/11–9/3/2008	$492,300	$489,721
Freddie Mac 1.72%–4.24% due 4/28–8/29/2008	359,100	357,179
Coca-Cola Co. 1.95%–3.98% due 4/3–6/6/2008[3]	298,800	297,849
U.S. Treasury Bills 1.35%–4.168% due 4/3–6/26/2008	291,920	291,317
Bank of America Corp. 2.90%–4.255% due 4/8–6/4/2008	115,700	115,389
Ranger Funding Co. LLC 2.65%–4.33% due 4/8–5/19/2008[3]	86,100	85,880
General Electric Capital Services, Inc. 2.90%–4.61% due 4/1–4/8/2008	75,000	74,964
Edison Asset Securitization LLC 3.04% due 4/16/2008[3]	50,000	49,923
General Electric Capital Corp. 2.50% due 4/1/2008	15,000	14,999
AT&T Inc. 2.23%–2.76% due 4/23–5/23/2008[3]	125,161	124,868
Procter & Gamble International Funding S.C.A. 2.18%–4.21% due 4/7–4/17/2008[3]	115,700	115,600
IBM Corp. 2.17% due 6/25/2008[3]	50,000	49,672
IBM International Group Capital LLC 2.70% due 4/15/2008[3]	37,000	36,958
IBM Capital Inc. 2.40% due 6/18/2008[3]	25,000	24,850
JPMorgan Chase & Co. 2.82%–2.90% due 4/28–7/17/2008	86,100	85,606
Jupiter Securitization Co., LLC 3.80% due 4/15/2008[3]	25,000	24,963
Variable Funding Capital Corp. 3.18%–3.21% due 4/3–4/8/2008[3]	105,000	104,948
Fannie Mae 2.715%–4.25% due 4/30–5/30/2008	78,500	78,275
E.I. duPont de Nemours and Co. 2.25%–2.63% due 4/9–4/11/2008[3]	66,000	65,958
PepsiCo Inc. 2.10%–2.70% due 4/7–5/6/2008[3]	50,000	49,926
Caterpillar Financial Services Corp. 2.70% due 4/21/2008	50,000	49,921
3M Co. 2.05% due 5/23/2008	45,400	45,263
Hewlett-Packard Co. 2.82% due 4/11/2008[3]	43,800	43,762
Honeywell International Inc. 2.25%–2.28% due 4/11–6/16/2008[3]	40,000	39,895
United Parcel Service Inc. 1.95% due 5/9/2008[3]	35,000	34,926
Private Export Funding Corp. 2.20%–4.01% due 4/8–6/25/2008[3]	32,600	32,475
Medtronic Inc. 2.75% due 4/29/2008[3]	30,725	30,649
Paccar Financial Corp. 2.70% due 5/16/2008	30,354	30,246
Prudential Funding, LLC 2.81% due 5/2/2008	30,000	29,925
Ciesco LLC 3.24% due 4/28/2008[3]	30,000	29,921
Wal-Mart Stores Inc. 2.40% due 5/27/2008[3]	30,000	29,874
NetJets Inc. 2.30% due 5/13/2008[3]	28,000	27,923
Yale University 2.40% due 5/23/2008	25,000	24,912
Harley-Davidson Funding Corp. 2.85% due 4/4/2008[3]	20,000	19,994
Pfizer Inc 2.90% due 5/29/2008[3]	20,000	19,911
Union Bank of California, N.A. 4.34% due 4/11/2008	19,300	19,307

Total short-term securities (cost: $3,046,985,000)		3,047,749

Total investment securities (cost: $52,926,744,000)		56,826,660
Other assets less liabilities		191,156

Net assets		$57,017,816

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $3,445,539,000, which represented 6.04% of the net assets of the fund.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,672,993,000, which represented 6.44% of the net assets of the fund.

[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the fund’s investment securities as of March 31, 2008
(dollars in thousands):

Level 1 — Quoted prices	$35,274,773
Level 2 — Other significant observable inputs	21,500,019	*
Level 3 — Significant unobservable inputs	51,868
Total	$56,826,660

The following table summarizes the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2008
(dollars in thousands):

Beginning value at 1/1/2008	$190,135
Net sales	(3,268)
Net unrealized depreciation	(9,470)
Net transfers out of Level 3	(125,529)
Ending value at 3/31/2008	$51,868

Net unrealized depreciation during the period on Level 3 assets held at 3/31/2008	$(9,470)

*Includes certain securities trading primarily outside the U.S. whose value the fund adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,507,966
Gross unrealized depreciation on investment securities	(3,620,892)
Net unrealized appreciation on investment securities	3,887,074
Cost of investment securities for federal income tax purposes	52,939,586

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-911-0508O-S10854

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND, INC.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: May 29, 2008

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: May 29, 2008